Debt - Schedule of Estimated Principal Payments on all Debt Outstanding (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (remaining three months)	$ 735
2022	1,470	$ 1,470
2023	1,470	1,470
2024	1,470	1,470
2025	1,470	1,470
Thereafter	8,080
Total	$ 14,695	$ 15,430